BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
Statement of Investments
November 30, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0%
Georgia — 1.5%
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	5.00	12/1/2031	1,275,000	1,367,075
Illinois — 2.5%
Chicago IL, GO, Refunding, Ser. A	5.00	1/1/2026	500,000	508,146
Chicago IL, GO, Refunding, Ser. A	5.00	1/1/2029	500,000	528,570
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2036	1,140,000	1,153,543
				2,190,259
Kentucky — 1.2%
Kentucky Public Energy Authority, Revenue Bonds, Ser. C(a)	4.00	2/1/2028	1,000,000	1,016,232
New Jersey — 1.0%
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	875,000	924,938
New York — 4.3%
New York Liberty Development Corp., Revenue Bonds, (JFK International Airport Terminal) Refunding (Class 1-3 World Trade Center Project) Ser. 1(b)	5.00	11/15/2044	2,250,000	2,251,239
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	1,675,000	1,575,534
				3,826,773
Ohio — 1.0%
Cleveland, GO, Ser. A	3.00	12/1/2039	1,000,000	916,501
Pennsylvania — 83.2%
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2033	325,000	372,364
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2034	100,000	114,080
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2035	175,000	198,773
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2036	150,000	169,766
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2037	150,000	168,652
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	1/1/2038	150,000	167,577
Allegheny County Airport Authority, Revenue Bonds (Pittsburgh International Airport) (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.25	1/1/2039	250,000	282,814
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University) Ser. A	4.00	3/1/2037	1,000,000	1,018,314
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2030	1,000,000	1,052,394
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	7/15/2034	690,000	739,662
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2035	775,000	742,391
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2036	800,000	759,642
Bucks County Industrial Development Authority, Revenue Bonds, Refunding (George School Project)	3.00	9/15/2038	850,000	796,157
Chester County, GO	5.00	7/15/2040	1,000,000	1,116,496

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0% (continued)
Pennsylvania — 83.2% (continued)
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2038	600,000	609,561
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2032	1,500,000	1,586,960
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2034	1,000,000	1,053,322
Council Rock School District, GO (Insured; State Aid Withholding) Ser. A	3.00	11/15/2036	700,000	659,170
Cumberland Valley School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2042	500,000	552,948
Dauphin County General Authority, Revenue Bonds, Refunding (Pinnacle Health Systems Project) Ser. A	5.00	6/1/2029	1,000,000	1,024,729
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. A	2.00	10/1/2029	1,000,000	907,256
Delaware Valley Regional Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2033	1,000,000	1,060,522
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	2/15/2027	500,000	517,244
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	1,005,000	1,089,549
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)	5.00	4/1/2035	1,100,000	1,198,866
Lancaster County, GO, Refunding	5.00	11/1/2036	1,000,000	1,118,080
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Homes Project) (LOC; JPMorgan Chase Bank NA) Ser. D(c)	2.08	7/1/2034	200,000	200,000
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2025	115,000	115,123
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2026	150,000	151,069
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2027	145,000	148,205
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2028	110,000	113,441
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2029	150,000	155,628
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2030	135,000	140,802
Latrobe Industrial Development Authority, Revenue Bonds, Refunding (Seton Hill University)	5.00	3/1/2031	175,000	183,058
Lebanon School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/15/2031	1,500,000	1,525,816
Lower Merion Township, GO, Ser. B	4.00	7/15/2031	460,000	460,072
Lower Merion Township, GO, Ser. B	4.00	7/15/2034	515,000	515,051
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (The Hill School Project)	5.00	8/15/2037	500,000	506,398
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000	1,007,837
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2035	1,000,000	1,053,340

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0% (continued)
Pennsylvania — 83.2% (continued)
Mount Lebanon Hospital Authority, Revenue Bonds (St. Clair Memorial Hospital Project)	5.00	7/1/2036	1,105,000	1,159,606
Muhlenberg School District, GO (Insured; State Aid Withholding)	5.00	5/15/2036	200,000	223,868
Muhlenberg School District, GO (Insured; State Aid Withholding)	5.00	5/15/2037	455,000	505,758
Northampton County General Purpose Authority, Revenue Bonds, Refunding (St. Luke’s Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A1	5.00	8/15/2040	1,500,000	1,696,484
Pennsylvania, GO	3.00	5/15/2034	1,000,000	961,788
Pennsylvania, GO	5.00	8/15/2033	1,000,000	1,162,184
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2037	1,375,000	1,392,180
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build America Mutual) Ser. 1	5.00	6/15/2027	840,000	862,896
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build America Mutual) Ser. AT-1(d)	5.00	6/15/2027	10,000	10,322
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Insured; Build America Mutual) Ser. AT-1	5.00	6/15/2027	150,000	158,304
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (Thomas Jefferson University Obligated Group) Ser. D1(c)	2.00	11/1/2061	300,000	300,000
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2028	1,855,000	1,919,705
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2025	1,000,000	1,012,908
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. 141A	5.75	10/1/2053	1,155,000	1,232,212
Pennsylvania Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. 143A	4.95	10/1/2038	1,715,000	1,835,606
Pennsylvania Housing Finance Agency, Revenue Bonds, Ser. 2019-131A	3.50	4/1/2049	770,000	766,076
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	3.65	10/1/2032	1,070,000	1,072,949
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding(c)	2.86	12/1/2038	500,000	500,000
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	1,000,000	1,131,522
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2038	1,230,000	1,291,412
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2040	1,260,000	1,318,646
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2035	650,000	746,506
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2033	1,270,000	1,336,915
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2025	1,000,000	1,009,032
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	1,000,000	1,039,663
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,520,000	1,568,139
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Children’s Hospital Colorado Obligated Group) Ser. A	5.00	7/1/2045	1,500,000	1,663,630
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Children’s Hospital of Philadelphia Obligated Group Project)	4.00	7/1/2036	1,000,000	1,007,498
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2026	850,000	874,046
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	5.00	11/1/2027	850,000	886,386
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2032	500,000	484,306
Pittsburgh, GO, Refunding, Ser. A	3.00	9/1/2033	325,000	310,319

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.0% (continued)
Pennsylvania — 83.2% (continued)
Pittsburgh University, Revenue Bonds (University Capital Project) Ser. A	5.00	2/15/2034	1,750,000	2,042,845
Scranton, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	11/15/2030	915,000	996,314
Southeastern Pennsylvania Transportation Authority, Revenue Bonds	5.00	6/1/2038	1,000,000	1,123,115
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Revenue Bonds	5.00	12/15/2032	1,000,000	1,044,383
Swarthmore Borough Authority, Revenue Bonds (Swarthmore College)	5.00	9/15/2039	1,000,000	1,064,492
Swarthmore Borough Authority, Revenue Bonds, Refunding (Swarthmore College)	5.00	9/15/2045	1,030,000	1,141,774
The Pennsylvania University, Revenue Bonds	5.00	9/1/2032	500,000	576,311
The Pennsylvania University, Revenue Bonds	5.00	9/1/2033	425,000	495,259
The Pennsylvania University, Revenue Bonds, Ser. A	5.00	9/1/2042	2,000,000	2,076,659
The Philadelphia School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	9/1/2034	650,000	701,662
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2028	500,000	534,445
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2033	500,000	526,445
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	775,000	815,769
Tredyffrin/Easttown School District, GO (Insured; State Aid Withholding)	5.00	2/15/2037	1,300,000	1,462,275
Upper Merion Area School District, GO (Insured; State Aid Withholding)(d)	5.00	1/15/2036	250,000	256,175
Upper Moreland Township School District, GO, Refunding (Insured; State Aid Withholding)	4.00	10/1/2033	610,000	623,383
West Chester Area School District, GO (Insured; State Aid Withholding)	4.00	5/15/2036	1,000,000	1,020,886
West Chester Area School District, GO, Refunding (Insured; State Aid Withholding)	2.00	3/15/2031	820,000	729,691
				74,025,878
Texas — 3.6%
Celina Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2044	1,670,000	1,852,591
Van Alstyne Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2039	1,225,000	1,387,970
				3,240,561
U.S. Related — .7%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2030	100,000	109,126
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2033	100,000	110,957
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Ser. B	5.00	10/1/2037	100,000	110,107
Puerto Rico, Notes(c)	1.00	11/1/2051	512,832	274,365
				604,555
Total Investments (cost $89,046,309)			99.0%	88,112,772
Cash and Receivables (Net)			1.0%	867,912
Net Assets			100.0%	88,980,684

GO—Government Obligation
LOC—Letter of Credit

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2024, these securities amounted to $2,251,239 or 2.5% of net assets.

(c)
 The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

See notes to statement of investments.

Statement of Investments
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund

November 30, 2024 (Unaudited)
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	88,112,772	—	88,112,772

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
At November 30, 2024, accumulated net unrealized depreciation on investments was $933,537, consisting of $855,162 gross unrealized appreciation and $1,788,699 gross unrealized depreciation.
At November 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.